Supplemental information on oil and gas activities (Schedule of Changes in the Standardized Measure of Discounted Future Net Cash Flows from Proved Reserves) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Balance Beginning	$ 916,735	$ 1,161,009	$ 1,484,655
Sales of hydrocarbon, net of production costs	(319,869)	(486,408)	(512,703)
Net changes in sales price and production costs	(342,480)	(291,880)	(611,666)
Changes in estimated future development costs	24,700	(130,611)	(7,745)
Extensions and discoveries less related costs	456	11,586	136,376
Development costs incurred	46,028	142,788	116,503
Revisions of previous quantity estimates	46,621	136,918	113,038
Purchase or (Disposal) of Minerals in place	25,039	(24,926)
Net changes in income taxes	123,815	205,048	174,743
Accretion of discount	141,814	193,211	267,808
Balance Ending	662,859	916,735	1,161,009
Colombia
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Balance Beginning	892,388	1,052,193	1,381,801
Sales of hydrocarbon, net of production costs	(319,063)	(469,989)	(491,525)
Net changes in sales price and production costs	(342,480)	(210,958)	(596,668)
Changes in estimated future development costs	24,700	(167,126)	9,461
Extensions and discoveries less related costs	456	11,586	72,757
Development costs incurred	44,596	132,094	115,996
Revisions of previous quantity estimates	46,621	179,475	104,256
Purchase or (Disposal) of Minerals in place	(35,296)	0
Net changes in income taxes	123,815	183,463	198,769
Accretion of discount	141,814	181,650	257,346
Balance Ending	577,551	892,388	1,052,193
Argentina
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Balance Beginning	0	0	0
Sales of hydrocarbon, net of production costs	(806)	0	0
Net changes in sales price and production costs	0	0	0
Changes in estimated future development costs	0	0	0
Extensions and discoveries less related costs	0	0	0
Development costs incurred	1,432	0	0
Revisions of previous quantity estimates	0	0	0
Purchase or (Disposal) of Minerals in place	84,682	0
Net changes in income taxes	0	0	0
Accretion of discount	0	0	0
Balance Ending	85,308	0	0
Brazil
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Balance Beginning	5,650	41,226	22,911
Sales of hydrocarbon, net of production costs	0	2,103	(8,143)
Net changes in sales price and production costs	0	(65,632)	21,490
Changes in estimated future development costs	0	41,782	(4,440)
Extensions and discoveries less related costs	0	0	0
Development costs incurred	0	401	0
Revisions of previous quantity estimates	0	(18,533)	9,159
Purchase or (Disposal) of Minerals in place	(5,650)	0
Net changes in income taxes	0	(223)	(2,218)
Accretion of discount	0	4,526	2,467
Balance Ending	0	5,650	41,226
Ecuador
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Balance Beginning	18,697	42,703	15,658
Sales of hydrocarbon, net of production costs	0	(18,561)	(6,673)
Net changes in sales price and production costs	0	(15,290)	(2,893)
Changes in estimated future development costs	0	(5,267)	(17,908)
Extensions and discoveries less related costs	0	0	63,619
Development costs incurred	0	10,293	500
Revisions of previous quantity estimates	0	(24,024)	10,642
Purchase or (Disposal) of Minerals in place	(18,697)	0
Net changes in income taxes	0	21,808	(21,808)
Accretion of discount	0	7,035	1,566
Balance Ending	0	18,697	42,703
Chile
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Balance Beginning	0	24,887	64,285
Sales of hydrocarbon, net of production costs	0	39	(6,362)
Net changes in sales price and production costs	0	0	(33,595)
Changes in estimated future development costs	0	0	5,142
Extensions and discoveries less related costs	0	0	0
Development costs incurred	0	0	7
Revisions of previous quantity estimates	0	0	(11,019)
Purchase or (Disposal) of Minerals in place	0	(24,926)
Net changes in income taxes	0	0	0
Accretion of discount	0	0	6,429
Balance Ending	$ 0	$ 0	$ 24,887